REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer One [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 2,318,289	$ 7,069,600
Concentration risk, percentage	39.00%	59.00%
Customer Two [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 230,276	$ 1,338,081
Concentration risk, percentage	4.00%	11.00%